SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beneficial rights transferred to ABS		¥ 4,000,000
Provision for loan losses		698,701		¥ 486,991	¥ 44,474
Loans written off		636,766		161,976	30,985
ASSETS.
Restricted Cash		2,355,850		1,727,727	567,794	$ 361,050
Loans receivable, net		7,500,629		9,239,565		1,149,522
Loans receivable, net-noncurrent		87,685				13,438
Prepaid expenses and other assets		401,224		652,545		61,490
TOTAL ASSETS		24,387,305		20,355,601		3,737,518
LIABILITIES.
Payable to investors of the consolidated trusts-current		3,117,634		4,423,717		477,798
Accrued expenses and other current liabilities		809,761		720,918		124,103
Payable to investors of the consolidated trusts-noncurrent		1,468,890		3,442,500		225,117
TOTAL LIABILITIES		14,906,215		13,140,871		$ 2,284,478
Net revenue		13,563,954	$ 2,078,767	9,219,847	4,447,018
Net cash (used in) provided by operating activities		5,325,810	816,216	2,973,075	285,116
Net cash provided by (used in) investing activities		892,770	136,823	(8,860,441)	327,649
Net cash (used in) provided by financing activities		(3,282,400)	$ (503,050)	7,707,858	457,430
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		2,086,946		0
Payable to investors of the consolidated trusts - noncurrent		1,468,890		1,765,175
Repurchase of delinquent loans		831,203		89,938
Repurchase of performing loans upon liquidation of consolidated trusts		17,185		18,014
Provision for loan losses		595,047		464,379	33,141
Loans written off		603,758		142,882	19,777
ASSETS.
Restricted Cash		348,976		354,104
Loans receivable, net		6,447,233		9,099,099
Loans receivable, net-noncurrent		37,157
Prepaid expenses and other assets		101,729		95,840
TOTAL ASSETS		6,935,095		9,549,043
LIABILITIES.
Payable to investors of the consolidated trusts-current		3,117,634		4,423,717
Accrued expenses and other current liabilities		9,608		19,460
Other tax payable		27,694		25,431
Payable to investors of the consolidated trusts-noncurrent		1,468,890		3,442,500
TOTAL LIABILITIES		4,623,826		7,911,108
Net revenue		2,089,679		1,279,203	70,621
Net income		899,010		469,825	(32,708)
Net cash (used in) provided by operating activities		(674,291)		382,620	(8,749)
Net cash provided by (used in) investing activities		1,964,538		(8,989,137)	527,223
Net cash (used in) provided by financing activities		¥ (3,268,383)		¥ 7,512,696	¥ (708,466)
Percentage of consolidated revenues		15.00%	15.00%	14.00%	2.00%
Percentage of consolidated total assets		28.00%	28.00%	47.00%
Percentage of consolidated total liabilities		31.00%	31.00%	60.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days